Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Past Due Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	$ 4,142	$ 4,612
60 to 89 days past due	0	1,065
Greater than 90 days past due	3,197	8,679
Total past due	7,339	14,356
Current	871,495	837,190
Non-accrual loans and leases	12,846	21,766
Total gross loans and leases receivable	878,834	851,546	861,462
30 to 59 days past due, percent of total portfolio	0.47%	0.54%
60 to 89 days past due, percent of total portfolio	0.00%	0.12%
Greater than 90 days past due, percent of portfolio	0.37%	1.02%
Past due, percent of total portfolio	0.84%	1.68%
Current, percent of total portfolio	99.16%	98.32%
Gross loans, percent of total portfolio	100.00%	100.00%
Commercial real estate - owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	106
60 to 89 days past due	0	0
Greater than 90 days past due	117	2,011
Total past due	117	2,117
Current	153,417	148,411
Non-accrual loans and leases	929	2,972
Total gross loans and leases receivable	153,534	150,528
Commercial real estate - non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	286
Greater than 90 days past due	464	1,625
Total past due	464	1,911
Current	295,388	302,686
Non-accrual loans and leases	464	2,249
Total gross loans and leases receivable	295,852	304,597
Construction and land development
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	4,025	4,056
60 to 89 days past due	0	515
Greater than 90 days past due	538	704
Total past due	4,563	5,275
Current	45,595	32,849
Non-accrual loans and leases	5,209	7,229
Total gross loans and leases receivable	50,158	38,124
Multi-family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	2,009
Total past due	0	2,009
Current	57,565	41,896
Non-accrual loans and leases	49	2,009
Total gross loans and leases receivable	57,565	43,905
1-4 family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	75	404
60 to 89 days past due	0	224
Greater than 90 days past due	618	495
Total past due	693	1,123
Current	32,909	42,390
Non-accrual loans and leases	2,687	3,506
Total gross loans and leases receivable	33,602	43,513
Commercial and industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	42	46
60 to 89 days past due	0	0
Greater than 90 days past due	208	298
Total past due	250	344
Current	254,952	236,755
Non-accrual loans and leases	1,593	1,558
Total gross loans and leases receivable	255,202	237,099
Direct financing leases, net
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	16,462	17,128
Non-accrual loans and leases	0	18
Total gross loans and leases receivable	16,462	17,128
Home equity and second mortgages
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	40
Greater than 90 days past due	128	315
Total past due	128	355
Current	4,542	4,615
Non-accrual loans and leases	791	1,002
Total gross loans and leases receivable	4,670	4,970
Other
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	1,124	1,222
Total past due	1,124	1,222
Current	10,665	10,460
Non-accrual loans and leases	1,124	1,223
Total gross loans and leases receivable	11,789	11,682
Accruing loans and leases
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	4,067	4,073
60 to 89 days past due	0	131
Greater than 90 days past due	0	0
Total past due	4,067	4,204
Current	861,921	825,576
Accrual loans and leases	865,988	829,780
Accruing loans and leases | Commercial real estate - owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	106
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	106
Current	152,605	147,450
Accrual loans and leases	152,605	147,556
Accruing loans and leases | Commercial real estate - non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	131
Greater than 90 days past due	0	0
Total past due	0	131
Current	295,388	302,217
Accrual loans and leases	295,388	302,348
Accruing loans and leases | Construction and land development
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	4,025	3,942
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	4,025	3,942
Current	40,924	26,953
Accrual loans and leases	44,949	30,895
Accruing loans and leases | Multi-family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	57,516	41,896
Accrual loans and leases	57,516	41,896
Accruing loans and leases | 1-4 family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	30,915	40,007
Accrual loans and leases	30,915	40,007
Accruing loans and leases | Commercial and industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	42	25
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	42	25
Current	253,567	235,516
Accrual loans and leases	253,609	235,541
Accruing loans and leases | Direct financing leases, net
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	16,462	17,110
Accrual loans and leases	16,462	17,110
Accruing loans and leases | Home equity and second mortgages
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	3,879	3,968
Accrual loans and leases	3,879	3,968
Accruing loans and leases | Other
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	10,665	10,459
Accrual loans and leases	10,665	10,459
Non-accruing loans and leases
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	75	539
60 to 89 days past due	0	934
Greater than 90 days past due	3,197	8,679
Total past due	3,272	10,152
Current	9,574	11,614
Non-accrual loans and leases	12,846	21,766
Non-accruing loans and leases | Commercial real estate - owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	117	2,011
Total past due	117	2,011
Current	812	961
Non-accrual loans and leases	929	2,972
Non-accruing loans and leases | Commercial real estate - non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	155
Greater than 90 days past due	464	1,625
Total past due	464	1,780
Current	0	469
Non-accrual loans and leases	464	2,249
Non-accruing loans and leases | Construction and land development
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	114
60 to 89 days past due	0	515
Greater than 90 days past due	538	704
Total past due	538	1,333
Current	4,671	5,896
Non-accrual loans and leases	5,209	7,229
Non-accruing loans and leases | Multi-family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	2,009
Total past due	0	2,009
Current	49	0
Non-accrual loans and leases	49	2,009
Non-accruing loans and leases | 1-4 family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	75	404
60 to 89 days past due	0	224
Greater than 90 days past due	618	495
Total past due	693	1,123
Current	1,994	2,383
Non-accrual loans and leases	2,687	3,506
Non-accruing loans and leases | Commercial and industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	21
60 to 89 days past due	0	0
Greater than 90 days past due	208	298
Total past due	208	319
Current	1,385	1,239
Non-accrual loans and leases	1,593	1,558
Non-accruing loans and leases | Direct financing leases, net
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	0	18
Non-accrual loans and leases	0	18
Non-accruing loans and leases | Home equity and second mortgages
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	40
Greater than 90 days past due	128	315
Total past due	128	355
Current	663	647
Non-accrual loans and leases	791	1,002
Non-accruing loans and leases | Other
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	1,124	1,222
Total past due	1,124	1,222
Current	0	1
Non-accrual loans and leases	$ 1,124	$ 1,223